Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations [Abstract]
Summary of Gain on the Sale of Subsidiaries

The details of the gain on sale of subsidiaries during the years ended December 31, 2022, 2021 and 2020 is provided in the table below:

Year ended December 31	2022	2021	2020
Sale of bioseparation business
Proceeds received	$—	$—	$3,380
Less:
Carrying amount of net assets sold	—	—	—
Transaction costs	—	—	—
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	—	—
Gain on sale of bioseparation business	$—	$—	$3,380

Sale of plasma collection centers
Proceeds received	$—	$13,570	$—
Less:
Carrying amount of net assets sold	—	10,849	—
Transaction costs	—	204	—
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	(44)	—
Gain on sale of plasma collection centers	$—	$2,561	$—

Sale of Ryplazim business
Proceeds received	$—	$159,787	$—
Less:
Carrying amount of net assets sold	—	19,541	—
Indemnification adjustments	600	116	—
Transaction costs	—	2,288	—
Gain (loss) on sale of Ryplazim business	$(600)	$137,842	$—
Gain (loss) on sale of discontinued operations, net of income taxes $nil	$(600)	$140,403	$3,380

Summary of Carrying Amounts of Assets and Liabilities Sold

The carrying amounts of the assets and liabilities of the entities sold during the year ending December 31, 2021, as part of the sale of the plasma collection centers and the Ryplazim® business, on the dates control of the entities were transferred to the buyer, are as follows:

	Plasma collection centers	Ryplazim business
Accounts receivable	137	1,879
Inventories	8,441	4,640
Prepaids	21	399
Other long-term assets	54	50
Capital assets	2,376	9,304
Right-of-use assets	2,000	3,795
Intangible assets	1,092	7,277
Total assets	$14,121	$27,344

Accounts payable and accrued liabilities	639	2,887
Current portion of lease liabilities	665	986
Long-term portion of lease liabilities	1,968	3,930
Total liabilities	$3,272	$7,803
Net assets sold	$10,849	$19,541

Summary of Results and Cash Flows from Discontinued Operations

The net loss from discontinued operations for the years ended December 31, 2022, 2021 and 2020 are presented below:

Year ended December 31	2022	2021	2020
Revenues	$15	$949	$2,593

Expenses
Cost of sales and other production expenses	—	1,465	1,868
Research and development expenses 1) 2)	(11,825)	76,733	42,757
Administration expenses	83	2,360	5,933
Impairments	—	1,411	19,772
Gain on foreign exchange	(17)	(136)	(633)
Finance costs	(16,019)	2,242	6,083
Gain on disposal of capital assets	(2,345)	—	—
Gain on extinguishment of liabilities	—	—	(79)
Income (loss) from discontinued operations, net of income taxes	$30,138	$(83,126)	$(73,108)
Current income tax (note 24)	—	1	8
Net loss from discontinued operations	$30,138	$(83,127)	$(73,116)

1) Research and development expense (income) includes expenses (income) recognized in regard to a provision relating to an agreement with a CDMO. The expense (income) results from changes to the discounted value of the provision caused by increases/decreases in expected payments, including the impact of the termination agreement, and increases in the annual inflation rate that exceed 3%, and by changes in the discount rates used to calculate the net present value of the provision.

2) On September 29, 2021 prior to the closing of the sale of PBT, PBT paid PBP, which ownership had already passed to Kedrion, $39,457 representing 30% of the net proceeds it received from the sale of the PRV, as compensation for past research and development services. A second payment made by PBT to PBP of $6,357 in prepayment for future R&D services on the same date was recognized as R&D expense since this amount would not be recoverable upon the sale of PBT.

The cash flows from the discontinued operations and the gain on sale of subsidiaries for the years ended December 31, 2022, 2021 and 2020 are presented in the following table:

Year ended December 31	2022	2021	2020
Cash flows from (used in) operating activities 1)	$(5,482)	$(43,089)	$8,015
Cash flows used in financing activities	(5,500)	(3,470)	(7,943)
Cash flows from (used in) investing activities	3,179	171,225	(729)
Net effect of currency exchange rate on cash	—	(30)	76
Cash flows (used) generated during the year	$(7,803)	$124,636	$(581)
1)
When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.